Inventories	12 Months Ended
Dec. 31, 2014
Inventories
Inventories

4.Inventories

	December 31,	December 31,
	2014	2013
Raw materials	$2,688	$3,832
Work in progress	4,056	448
Finished goods	12,088	10,049
Total	$18,832	$14,329

For the year ended December 31, 2014, the Company charged $2,492 of excessive fixed production overhead to cost of sales as such costs were incurred (2013 - $2,217, 2012- $3,140).

For the year ended December 31, 2014, the cost of sales includes $1,273 of inventory provision for products that are likely to be expired before being sold (2013 - $1,399, 2012- $3,479).